Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited)

SHARES	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) - 3.7% of Net Assets	VALUE
	Biotechnology – 2.8%
140,000	Amphivena Therapeutics, Inc. Series B, 6.00%	$2,100,000
225,416	Amphivena Therapeutics, Inc. Series C, 6.00%	808,848
848,333	Arkuda Therapeutics, Inc. Series A, 6.00%	2,018,184
398,616	Decipher Biosciences, Inc. Series II, 8.00%	865,395
396,284	Decipher Biosciences, Inc. Series III, 8.00%	860,333
30,646	Decipher Biosciences, Inc. Series IV, 8.00%	66,532
62,205	Dynacure Series C (c)	1,483,008
41,470	Dynacure Series C Warrants (expiration 04/21/25, exercise price $23.05) (c)	0
645,834	Hotspot Therapeutics, Inc. Series B, 6.00%	1,550,002
117,704	Oculis SA, Series B2, 6.00% (c)	1,034,359
1,153,847	Rainier Therapeutics, Inc. Series A, 6.00%	115
668,449	Rainier Therapeutics, Inc. Series B, 6.00%	67
2,229,766	Rallybio Holdings, LLC Series B	3,100,044
		13,886,887
	Health Care Equipment & Supplies – 0.3%
362,887	IO Light Holdings, Inc. Series A2	1,397,369
	Pharmaceuticals – 0.6%
2,719,854	Curasen Therapeutics, Inc. Series A	2,999,999
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $19,983,861)	18,284,255

PRINCIPAL AMOUNT	CONVERTIBLE NOTES (Restricted) (a) (b) - 0.1% of Net Assets
	Biotechnology – 0.1%
$652,728	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 12/31/20	320,669

	TOTAL CONVERTIBLE NOTES (Cost $652,745)	320,669

SHARES	COMMON STOCKS AND WARRANTS - 93.5% of Net Assets
	Biotechnology – 73.7%
52,739	AC Immune SA (a) (c)	354,933
86,352	ACADIA Pharmaceuticals, Inc. (a)	4,185,481
7,425	Adynxx, Inc. (a)	4,603
112,353	Alexion Pharmaceuticals, Inc. (a)	12,610,501
60,092	Alkermes plc (a)	1,166,085
22,188	Allakos, Inc. (a)	1,594,430
76,107	Allogene Therapeutics, Inc. (a)	3,258,902
47,732	Alnylam Pharmaceuticals, Inc. (a)	7,069,586
291,970	Amarin Corp. plc (a) (d)	2,020,432
161,932	Amgen, Inc.	38,193,281
80,553	Amicus Therapeutics, Inc. (a)	1,214,739
36,239	AnaptysBio, Inc. (a)	809,579
59,588	Apellis Pharmaceuticals, Inc. (a)	1,946,144
32,461	ARCA biopharma, Inc. (a)	214,892

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
18,027	ARCA biopharma, Inc. Warrants (expiration 06/11/22, exercise price $1.10) (a) (b)	$43,806
289,336	Ardelyx, Inc. (a)	2,002,205
32,556	Arena Pharmaceuticals, Inc. (a)	2,049,400
15,551	Argenx SE (a) (d)	3,502,552
33,666	Arrowhead Pharmaceuticals, Inc. (a)	1,454,035
21,452	Ascendis Pharma A/S (a) (d)	3,172,751
48,919	Atreca, Inc. (a)	1,040,996
57,772	Avrobio, Inc. (a)	1,008,121
26,592	BeiGene Ltd. (a) (d)	5,009,933
6,000	Bellicum Pharmaceuticals, Inc. (a)	44,580
66,309	Biogen, Inc. (a)	17,740,973
10,482	Biohaven Pharmaceutical Holding Co., Ltd. (a)	766,339
89,320	BioMarin Pharmaceutical, Inc. (a)	11,016,729
33,924	bluebird bio, Inc. (a)	2,070,721
40,964	Blueprint Medicines Corp. (a)	3,195,192
12,201	Bridgebio Pharma, Inc. (a)	397,875
47,437	Cellectis S.A. (a) (d)	844,379
195,256	Cidara Therapeutics, Inc. (a)	720,495
76,742	Coherus BioSciences, Inc. (a)	1,370,612
119,535	Corbus Pharmaceuticals Holdings, Inc. (a)	1,002,899
23,648	CRISPR Therapeutics AG (a) (c)	1,737,891
32,636	CymaBay Therapeutics, Inc. (a)	113,900
19,036	Deciphera Pharmaceuticals, Inc. (a)	1,136,830
49,733	Editas Medicine, Inc. (a)	1,471,102
6,118	Eidos Therapeutics, Inc. (a)	291,645
71,778	Epizyme, Inc. (a)	1,152,755
14,732	Esperion Therapeutics, Inc. (a)	755,899
13,715	Exact Sciences Corp. (a)	1,192,382
229,508	Exelixis, Inc. (a)	5,448,520
65,428	Fate Therapeutics, Inc. (a)	2,244,835
67,921	FibroGen, Inc. (a)	2,752,838
145,858	Galera Therapeutics, Inc. (a)	1,041,426
5,138	Genmab A/S (a) (d)	174,127
456,668	Gilead Sciences, Inc.	35,136,036
27,069	Global Blood Therapeutics, Inc. (a)	1,708,866
21,774	Halozyme Therapeutics, Inc. (a)	583,761
101,774	Incyte Corp. (a)	10,581,443
63,948	Inovio Pharmaceuticals, Inc. (a) (e)	1,723,399
37,238	Insmed, Inc. (a)	1,025,535
14,034	Intellia Therapeutics, Inc. (a)	294,995
18,630	Intercept Pharmaceuticals, Inc. (a)	892,563
75,143	Ionis Pharmaceuticals, Inc. (a)	4,430,431
101,017	Iovance Biotherapeutics, Inc. (a)	2,772,917
9,455	Karuna Therapeutics, Inc. (a)	1,053,854
11,225	Ligand Pharmaceuticals, Inc. (a)	1,255,516
114,141	Magenta Therapeutics, Inc. (a)	857,199
174,465	Moderna, Inc. (a) (e)	11,202,398
18,261	Molecular Templates, Inc. (a)	251,819
28,193	Momenta Pharmaceuticals, Inc. (a)	937,981

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
80,164	Nektar Therapeutics (a)	$1,856,598
70,393	Neurocrine Biosciences, Inc. (a)	8,587,946
44,550	NexGel, Inc. (a) (b)	138
17,900	Novavax, Inc. (a)	1,491,965
111,820	Ovid Therapeutics, Inc. (a)	824,113
374,819	Pieris Pharmaceuticals, Inc. (a)	1,161,939
23,821	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	24,536
11,911	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	16,199
42,810	Portola Pharmaceuticals, Inc. (a)	770,152
18,973	Principia Biopharma, Inc. (a)	1,134,396
42,892	PTC Therapeutics, Inc. (a)	2,176,340
23,629	Puma Biotechnology, Inc. (a)	246,450
57,499	Regeneron Pharmaceuticals, Inc. (a)	35,859,251
89,062	Rocket Pharmaceuticals, Inc. (a)	1,864,068
59,709	Rubius Therapeutics, Inc. (a)	357,060
33,741	Sage Therapeutics, Inc. (a)	1,402,951
45,979	Sangamo Therapeutics, Inc. (a)	411,972
51,660	Sarepta Therapeutics, Inc. (a)	8,283,164
87,198	Seattle Genetics, Inc. (a)	14,816,684
193,471	Sutro Biopharma, Inc. (a)	1,501,335
131,785	Trillium Therapeutics, Inc. (a) (c)	1,066,141
29,770	Ultragenyx Pharmaceutical, Inc. (a)	2,328,609
23,142	uniQure N.V. (a) (c)	1,042,778
20,511	United Therapeutics Corp. (a)	2,481,831
375,000	Vectivbio Holding AG (Restricted) (a) (b)	296,250
135,144	Vertex Pharmaceuticals, Inc. (a)	39,233,655
46,595	Xencor, Inc. (a)	1,509,212
23,842	Y-mAbs Therapeutics, Inc. (a)	1,029,974
11,502	Zai Lab Ltd. (a) (d)	944,659
28,012	Zymeworks, Inc. (a) (c)	1,010,393
		361,051,803
	Drug Discovery Technologies(a) – 0.1%
51,160	ImmunoGen, Inc.	235,336
	Health Care Equipment & Supplies(a) – 2.1%
8,700	Axonics Modulation Technologies, Inc.	305,457
130,000	Cercacor Laboratories, Inc. (Restricted) (b)	1,108,905
25,531	Guardant Health, Inc.	2,071,330
8,329	IDEXX Laboratories, Inc.	2,749,903
5,042	Inogen, Inc.	179,092
47,475	NovoCure Ltd.	2,815,267
161,189	Quotient Ltd.	1,192,799
		10,422,753
	Health Care Providers & Services(a) – 0.1%
148,148	InnovaCare, Inc. Escrow Shares (Restricted) (b)	105,363

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES	Health Care Providers & Services(a) – continued	VALUE
5,822	Medpace Holdings, Inc.	$541,562
		646,925
	Healthcare Services(a) – 0.3%
24,811	Syneos Health, Inc.	1,445,241
	Life Sciences Tools & Services – 6.6%
16,541	Bio-Techne Corp.	4,367,982
62,293	Illumina, Inc. (a)	23,070,213
151,480	Pacific Biosciences of California, Inc. (a)	522,606
45,069	PRA Health Sciences, Inc. (a)	4,384,763
		32,345,564
	Pharmaceuticals – 10.6%
16,387	Acceleron Pharma, Inc. (a)	1,561,189
20,403	Aerie Pharmaceuticals, Inc. (a)	301,148
79,542	Aerpio Pharmaceuticals, Inc. (a)	99,428
63,808	Agios Pharmaceuticals, Inc. (a)	3,412,452
30,700	Aurinia Pharmaceuticals, Inc. (a) (c)	498,875
95,101	Avadel Pharmaceuticals plc (a) (d)	768,416
9,784	Axsome Therapeutics, Inc. (a)	805,028
18,008	Bristol-Myers Squibb Co.	1,058,870
399,550	Bristol-Myers Squibb Co., CVR 03/31/21 (a) (f)	1,430,389
165,330	Clearside Biomedical, Inc. (a)	310,820
29,100	Endo International plc (a) (c)	99,813
8,605	GW Pharmaceuticals plc (a) (d)	1,056,006
40,585	Heron Therapeutics, Inc. (a)	597,005
154,224	Horizon Therapeutics plc (a)	8,571,770
155,963	Immunomedics, Inc. (a)	5,527,329
34,082	Intra-Cellular Therapies, Inc. (a)	874,885
25,203	Jazz Pharmaceuticals plc (a)	2,780,899
7,187	Kodiak Sciences, Inc. (a)	388,960
4,060	Madrigal Pharmaceuticals, Inc. (a)	459,795
162,481	Menlo Therapeutics, Inc. (a)	281,092
63,994	Milestone Pharmaceuticals, Inc. (a)	241,897
27,127	Mirati Therapeutics, Inc. (a)	3,097,090
294,349	Mylan N.V. (a)	4,733,132
5,870	MyoKardia, Inc. (a)	567,159
18,002	Reata Pharmaceuticals, Inc. (a)	2,808,672
26,600	Revance Therapeutics, Inc. (a)	649,572
58,272	Sanofi (c) (d)	2,974,786
34,880	Spectrum Pharmaceuticals, Inc. (a)	117,894
14,218	Tetraphase Pharmaceuticals, Inc. (a)	35,829
73,516	Theravance Biopharma, Inc. (a) (c)	1,543,101
15,943	Tricida, Inc. (a)	438,114
1,766	Turning Point Therapeutics, Inc. (a)	114,066
929,053	Verona Pharma plc (a) (c)	575,595
106,335	Verona Pharma plc (a) (d)	496,584
371,622	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.37) (a) (b) (c)	16,992
40,580	WaVe Life Sciences Ltd. (a)	422,438

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES	Pharmaceuticals – continued	VALUE
71,950	Zogenix, Inc. (a)	$1,943,370
		51,660,460
	TOTAL COMMON STOCKS AND WARRANTS (Cost $319,722,930)	457,808,082

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENT - 1.3% of Net Assets
$6,343,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $6,343,000, 0.00%, dated 06/30/20, due 07/01/20 (collateralized by U.S. Treasury Note 0.625%, due 04/15/23, market value $6,469,883)	6,343,000
	TOTAL SHORT-TERM INVESTMENT (Cost $6,343,000)	6,343,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 98.6% (Cost $346,702,536)	482,756,006

INTERESTS	MILESTONE INTERESTS (Restricted)(a) (b) - 1.5% of Net Assets
	Biotechnology – 0.3%
1	Therachon Milestone Interest	1,513,821
	Health Care Equipment & Supplies – 0.0%
1	Therox Milestone Interest	3,407
	Pharmaceuticals – 1.2%
1	Afferent Milestone Interest	262,942
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	3,454,657
1	Neurovance Milestone Interest	2,067,478
		5,785,077
	TOTAL MILESTONE INTERESTS
	(Cost $4,994,233)	7,302,305

NUMBER OF CONTRACTS (100 SHARES EACH)/
NOTIONAL AMOUNT ($)	CALL OPTION CONTRACTS WRITTEN - 0.0% of Net Assets
201/(603,000)	Inovio Pharmaceuticals, Inc. Jul20 30 Call	(23,316)
403/(2,901,600)	Moderna, Inc. Jul20 72 Call	(112,840)
121/(907,500)	Moderna, Inc. Jul20 75 Call	(26,378)
	TOTAL CALL OPTION CONTRACTS WRITTEN
	(Premiums received $267,037)	(162,534)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

VALUE
TOTAL INVESTMENTS - 100.1%
(Cost $351,429,732)	$489,895,777
OTHER LIABILITIES IN EXCESS OF ASSETS – (0.1)%	(234,796)
NET ASSETS - 100%	$489,660,981

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Foreign security.
(d)	American Depository Receipt
(e)	A portion of security is pledged as collateral for call options written.
(f)	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2020
(unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2020, the cost of securities for Federal income tax purposes was $351,429,770. The net unrealized gain on securities held by the Fund was $138,466,007, including gross unrealized gain of $190,137,731 and gross unrealized loss of $51,671,724.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2020, the total amount of transfers between Level 3 and Level 1 was $979,998. The one investment was transferred due to an initial public offering and the value is being supported by the market price. There were no other transfers between levels.

TEKLA LIFE SCIENCES INVESTORS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2020
(continued)
(unaudited)

The following is a summary of the levels used as of June 30, 2020 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology	$-	$-	$13,886,887	$13,886,887
Health Care Equipment & Supplies	-	-	1,397,369	1,397,369
Pharmaceuticals	-	-	2,999,999	2,999,999
Convertible Notes
Biotechnology	-	-	320,669	320,669
Common Stocks and Warrants
Biotechnology	360,670,874	-	380,929	361,051,803
Drug Discovery Technologies	235,336	-	-	235,336
Health Care Equipment & Supplies	9,313,848	-	1,108,905	10,422,753
Health Care Providers & Services	541,562	-	105,363	646,925
Healthcare Services	1,445,241	-	-	1,445,241
Life Sciences Tools & Services	32,345,564	-	-	32,345,564
Pharmaceuticals	51,643,468	-	16,992	51,660,460
Short-term Investment	-	6,343,000	-	6,343,000
Milestone Interests
Biotechnology	-	-	1,513,821	1,513,821
Health Care Equipment & Supplies	-	-	3,407	3,407
Pharmaceuticals	-	-	5,785,077	5,785,077
Other Assets	-	-	283,931	283,931
Total	$456,195,893	$6,343,000	$27,803,349	$490,342,242
Other Financial Instruments
Liabilities
Call Options Contracts Written	$(162,534)	$-	$-	$(162,534)
Total	$(162,534)	$-	$-	$(162,534)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in securities	Balance as of September 30, 2019	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2020
Convertible Preferred and Warrants
Biotechnology	$8,100,496	$(688,196)	$7,454,585	$-	$(979,998)	$13,886,887
Health Care Equipment & Supplies	792,748	(41,757)	1,395,215	(748,837)	-	1,397,369
Pharmaceuticals	1,499,999	-	1,500,000	-	-	2,999,999
Convertible Notes
Biotechnology	597,977	(332,114)	54,806	-	-	320,669
Health Care Equipment & Supplies	1,682,975	(1,337,196)	-	(345,779)	-	-
Common Stock and Warrants
Biotechnology	374,616	9,968	-	(3,655)	-	380,929
Health Care Equipment & Supplies	678,730	430,175	-	-	-	1,108,905
Health Care Providers & Services	1,359,525	(734,769)	135,770	(655,163)	-	105,363
Pharmaceuticals	822	16,170	-	-	-	16,992
Milestone Interests
Biotechnology	1,444,178	69,643	-	-	-	1,513,821
Health Care Equipment & Supplies	4,567	(2)	-	(1,158)	-	3,407
Pharmaceuticals	5,543,707	241,370	-	-	-	5,785,077
Other Assets	391,097	-	29,562	(136,728)	-	283,931
	$22,471,437	$(2,366,708)	$10,569,938	$(1,891,320)	$(979,998)	$27,803,349

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2020

Continued

(Unaudited)

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$138,692

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2020	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$1,210,576	Income approach, Black-Scholes	Discount for lack of marketability	20.00%-50.00% (32.94%)
	8,961,390	Probability weighted expected return model	Discount rate Price to sales multiple	41.37%-44.04% (33.25%) 5.78x-11.11x (6.26x)
	9,939,784	Market approach, recent transaction	(a)	N/A
	7,691,599	Probability adjusted value	Probability of events Timing of events	10.00%-100.00% (53.51%) 0.25-16.75 (3.60) years
$27,803,349

(a)	The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 6% of the Fund’s net assets at June 30, 2020.

At June 30, 2020, the Fund had a commitment of $2,979,772 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2020. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	07/27/16		$161,872	$262,942.00	$262,942
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17		2,101,222	15.00	2,100,000
Series C Cvt. Pfd	12/10/18		808,848	3.59	808,848
Arkuda Therapeutics, Inc. Series A Cvt. Pfd	05/16/19, 04/02/20		2,018,184	2.38	2,018,184
Cercacor Laboratories, Inc. Common	03/31/98	†	0	8.53	1,108,905
Curasen Therapeutics, Inc Series A Cvt. Pfd	09/18/18, 01/07/20		2,999,999	1.10	2,999,999
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19		1,846,968	2.17	865,395
Series III Cvt. Pfd	03/29/19		417,862	2.17	860,333
Series IV Cvt. Pfd	05/14/20		66,532	2.17	66,532
Dynacure
Series C Cvt. Pfd	04/21/20		1,433,840	23.84	1,483,008

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2020

Continued

(Unaudited)

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
Dynacure (continued)
Series C Warrants (expiration 04/21/25)	04/21/20		$0	$0.00		0
Ethismos Research Milestone Interest	10/31/17		0	0.00		0
Hotspot Therapeutics, Inc. Series B Cvt. Pfd	04/22/20		1,550,002	2.40		1,550,002
Impact Biomedicines Milestone Interest	07/20/10		0	3,454,657.00		3,454,657
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	95,673	0.71		105,363
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	1,394,759	3.85		1,397,369
Neurovance Milestone Interest	03/20/17		3,417,500	2,067,478.00		2,067,478
Oculis SA, Series B2 Cvt. Pfd	01/16/19		990,902	8.79		1,034,359
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		750,652	0.00	††	115
Series B Cvt. Pfd	03/03/17		500,091	0.00	††	67
Cvt. Promissory Notes	01/30/19		189,677	0.00		0
Cvt. Promissory Notes	03/28/19		189,677	0.00		0
Cvt. Promissory Notes	07/16/19		218,639	117.30		256,449
Cvt. Promissory Notes	10/07/19		54,752	117.30		64,220
Rallybio Holdings, LLC Series B Cvt. Pfd	03/27/20		3,104,000	1.39		3,100,044
Therachon Milestone Interest	07/01/19		1,409,779	1,513,821.00		1,513,821
Therox Milestone Interest	06/18/19		5,082	3,407.00		3,407
Vectivbio Holding AG Common	07/01/19	†	292,594	0.79		296,250
			$26,019,106			$27,417,747

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01.